BUSINESS COMBINATIONS - Impact of the acquisition of Chili (Details) - Chili € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Contigent payments were replaced by fixed payment | €	€ 9,900
Loss recognized as result of remeasure to fair value equity interest in acquiree held by acquirer before business combination | $		$ 1,596